Intangible assets, net (Amortization Disclosures) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible assets, net [Abstract]
2015	$ 665
2016	665
2017	665
2018	664
2019 and thereafter	2,869
Net amount	5,528	6,203
Aggregate amortization expense for amortizing intangible assets	$ 671	$ 424	$ 241